ASHMORE FUNDS

Supplement dated September 20, 2012

to the Statutory Prospectus for Institutional Class Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

and to the Statutory Prospectus for Class A and Class C Shares of Ashmore Funds

Dated February 29, 2012 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

Within the Prospectuses, the second sentence of the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is hereby restated in its entirety as follows:

Principal Investment Strategies

The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.